Accrued Expenses - Additional Information (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Other noncurrent liabilities	$ 0	$ 230,650	$ 790,800
Accrued expenses	4,402,454	3,576,768	2,038,291
Other accrued liabilities noncurrent		560,150
Director [Member]
Other noncurrent liabilities	0	230,650	790,800
Accrued liabilities	$ 3,486,362	3,038,399	1,885,843
Unpaid compensation		$ 2,807,749	$ 1,095,043